Annual Fund Operating Expenses - AIG Focused Dividend Strategy Fund	Feb. 26, 2021
Class A
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	0.35%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.09%
Class B
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.75%
Class C
Operating Expenses:
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.74%